Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information	2. Segment information

Segmental reporting
The Group's operating and reportable segments are the five Business Groups of Beauty & Wellbeing, Personal Care, Home Care, Foods (previously reported as
Nutrition) and Ice Cream. The segmental disclosure provided is consistent with information reviewed by our chief operating decision maker, the Unilever
Leadership Executive.

Beauty & Wellbeing	■primarily sales of hair care (shampoo, conditioner, styling), skin care (face, hand and body moisturisers) and includes Prestige Beauty and Wellbeing.
Personal Care	■primarily sales of skin cleansing (soap, shower), deodorant and oral care (toothpaste, toothbrush, mouthwash) products.
Home Care	■primarily sales of fabric care (washing powders and liquids, rinse conditioners) and a wide range of home and hygiene cleaning products.
Foods (previously Nutrition)	■primarily sales of cooking aids & mini-meals (soups, bouillons, seasonings), condiments (mayonnaise, ketchup) and Unilever Food Solutions.
Ice Cream	■primarily ice cream products.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies.
Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience is used to assess the provision using the most likely amount method and in most instances, the discount can be recognised using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are recognised in the subsequent reporting period and are not material year-on-year.
Customer contracts generally contain a single performance obligation and turnover is recognised when control of the products being sold has transferred to our customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. If material, an estimate is made of goods that will be returned, and a liability is recognised for this amount. An asset is then recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience. Our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying items within operating profit. Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Items are classified as non-underlying due to their nature and/or frequency of occurrence.

Our segments are comprised of similar product categories. 8 categories (2023: 8; 2022: 8) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2024	2023	2022
Fabric	Home Care	15%	15%	15%
Ice Cream	Ice Cream	14%	13%	13%
Hair Care	Beauty & Wellbeing	10%	10%	11%
Cooking Aids	Foods	10%	10%	10%
Skin Cleansing	Personal Care	10%	10%	10%
Deodorant	Personal Care	9%	9%	8%
Skin Care	Beauty & Wellbeing	7%	7%	7%
Condiments	Foods	7%	7%	6%
Other		18%	19%	20%
*  Cooking Aids previously reported as Scratch Cooking Aids; Condiments previously reported as Dressings.
2. SEGMENT INFORMATION continued
The Group operating segment information is provided based on five product areas: Beauty & Wellbeing, Personal Care, Home Care, Foods and Ice Cream.

	Notes	€ million Beauty & Wellbeing	€ million Personal Care	€ million Home Care	€ million Foods	€ million Ice Cream	€ million Total
2024
Turnover		13,157	13,618	12,352	13,352	8,282	60,761
Operating profit	3	1,970	2,739	1,521	2,599	571	9,400
Non-underlying items(a)		582	275	264	248	410	1,779
Underlying operating profit		2,552	3,014	1,785	2,847	981	11,179
Share of net profit/(loss) of joint ventures and associates		3	5	6	236	5	255
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		271	362	286	318	387	1,624
Share-based compensation and other non-cash charges(b)		111	113	100	105	62	491
Within non-underlying items:
Impairment and other non-cash charges(c)		65	75	195	105	111	551
2023
Turnover		12,466	13,829	12,181	13,204	7,924	59,604
Operating profit	3	2,209	2,957	1,419	2,413	760	9,758
Non-underlying items(a)		122	(165)	77	47	92	173
Underlying operating profit		2,331	2,792	1,496	2,460	852	9,931
Share of net profit/(loss) of joint ventures and associates		1	3	3	221	3	231
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		257	328	279	283	431	1,578
Share-based compensation and other non-cash charges(b)		73	87	64	89	47	360
Within non-underlying items:
Impairment and other non-cash charges(c)		(6)	4	(40)	(18)	(1)	(61)
2022
Turnover		12,250	13,636	12,401	13,898	7,888	60,073
Operating profit	3	2,154	2,264	1,064	4,497	776	10,755
Non-underlying items(a)		138	415	280	(2,048)	143	(1,072)
Underlying operating profit		2,292	2,679	1,344	2,449	919	9,683
Share of net profit/(loss) of joint ventures and associates		1	3	4	196	4	208
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		282	350	327	349	417	1,725
Share-based compensation and other non-cash charges(b)		43	55	36	51	33	218
Within non-underlying items:
Impairment and other non-cash charges(c)		49	259	152	87	60	607
(a)Non-underlying items include (loss)/gain on disposal of group companies, impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence. Refer to note 3.
(b)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.
2. SEGMENT INFORMATION continued
The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.
Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker, which is the Unilever Leadership
Executive (ULE).
Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million United Kingdom	€ million United States	€ million India	€ million Others	€ million Total
2024
Turnover	2,646	12,515	6,677	38,923	60,761
Non-current assets(a)	3,830	19,715	6,700	23,296	53,541
2023
Turnover	2,523	12,250	6,691	38,140	59,604
Non-current assets(a)	3,567	18,205	6,436	22,876	51,084
2022
Turnover	2,498	12,122	6,872	38,581	60,073
Non-current assets(a)	3,621	18,109	6,500	23,971	52,201
(a)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.
No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.
ADDITIONAL INFORMATION BY GEOGRAPHIES
Although the Group’s operations are managed by product area, we provide additional information based on geographies.

	€ million 2024	€ million 2023	€ million 2022
Asia Pacific Africa	25,991	26,234	27,504
The Americas(a)	22,491	21,531	20,905
Europe	12,279	11,839	11,664
Total	60,761	59,604	60,073
(a)Americas sales in North America were €13,382 million (2023: €13,130 million; 2022: €13,000 million) and in Latin America were €9,109 million (2023: €8,401 million; 2022: €7,905 million).
The Group's turnover classified by markets is:

	€ million 2024	€ million 2023	€ million 2022
Emerging markets	35,313	34,714	35,324
Developed markets	25,448	24,890	24,749
Transactions between the Unilever Group’s geographical regions are immaterial and are carried out on an arm’s length basis.